Property and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation, Depletion and Amortization	$ 5,344	$ 6,790	$ 28,420	$ 40,437